Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended
	Sep. 30, 2022	Aug. 30, 2022	Aug. 29, 2022	Jun. 30, 2022
Subsequent Events (Details) [Line Items]
Ordinary shares percentage				15.00%
Converted ordinary shares				1,463,619
Third-party loans				$ 810
Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Number of warrants			425
Warrants exercise price		$ 4.04
Related party balance	$ 150
Another related party balance	175
Accrued interest	$ 393
IPO [member]
Subsequent Events (Details) [Line Items]
Aggregate amount				$ 5,059
IPO [member] | Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds		$ 15,500
Ordinary shares issued		3,717,473
Number of warrants		3,717,473
Price per share		$ 4.16
Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Purchase an additional shares				425,912
Over-Allotment Option [Member] | Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares issued			425,912